ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Details) - Non-current assets held for sale [Member] $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Disclosure Of Information About Non Current Assets Held For Sale [Line Items]
Number of vessels sold	8	8	4
Number of vessels delivered to new owner		7	3
Number of vessels expected to be delivered in Q1		1	1
Number of leased back vessel sold		8
Profit from sale of vessels | $	$ 1.1	$ 1.2	$ 0.8
Impairment on sold or held-for-sale vessels | $	$ 5.5	6.0	$ 3.2
Proceed from leased back vessel sold | $		$ 157.8